UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio	January 31, 2008

Sector Issue		Shares	Value

Common Stocks (94.9%)
Aerospace (3.1%)
Alliant Techsystems		1,950	206,408
BF Goodrich		3,850	240,433
Precision Castparts		2,100	238,980
			685,821

Banking (1.6%)
Bank Of Hawaii		3,900	196,053
People's United Financial		9,555	161,384
			357,437

Building (2.4%)
Martin Marietta Materials		4,350	536,268

Capital Goods (0.7%)
Paccar Inc		3,523	165,299

Chemicals (3.4%)
Albemarle Corp		4,300	155,875
Potash Corp Sask		4,200	591,360
			747,235

Communications (1.8%)
Centurytel Inc		3,150	115,983
Qwest Communications		46,750	275,358
			391,341

Consumer Durables (1.9%)
Autoliv Inc		2,300	115,483
Johnson Controls		8,550	301,473
			416,956

Consumer Retail (5.3%)
American Eagle Outfitters		17,175	394,682
BJ's Wholesale Club		5,650	183,004
Nike Inc Cl B		7,150	438,510
V F Corp		2,050	158,465
			1,174,661

Consumer Staples (6.9%)
Loews Corp Carolina		3,500	286,685
Corn Products		3,000	101,400
WW Grainger Inc		3,300	261,954
Hormel Foods Corp		10,300	399,022
Reynolds American		7,600	480,700
			1,529,761

Energy (8.1%)
Cameron Intl		9,700	387,224
Forest Oil Corp		5,850	264,420
Noble Energy		5,050	366,529
Valero Energy		9,200	543,352
Cimarex Energy		6,100	248,941
			1,810,466

Financial Diversified (7.8%)
BRE Properties		5,000	217,250
Developers Rlty		5,550	228,605
HCP Inc		13,450	408,477
Kimco Realty Corp		7,400	265,290
Northern Trust		3,600	264,096
T Rowe Price Group		7,200	364,248
			1,747,966

Forest & Paper (0.8%)
Rayonier		4,000	169,280

Health Care (9.2%)
Aetna Inc		2,750	146,465
Bio-Rad Labs		3,800	360,202
Cigna Corp		4,750	233,653
Covance Inc		5,100	423,351
Health Net		6,200	288,238
Schein Henry Inc		6,575	382,205
Watson Pharmaceut		8,100	211,491
			2,045,605

Industrial (4.7%)
Ametek Inc		6,000	264,240
General Cable Corp		3,400	198,084
Eaton Corp		3,900	322,101
Reliance Steel & Alum		5,350	263,274
			1,047,699

Insurance (5.3%)
Assurant Inc		6,900	446,982
Commerce Group		10,300	372,345
Renaissancere Hldg		2,650	151,050
Xl Capital Ltd		4,650	209,250
			1,179,627

Metals (2.4%)
Freeport-Mcmoran		2,211	196,381
US Steel Corp		3,400	346,664
			543,045

Services (11.0%)
Ameristar Casino		5,850	128,583
Darden Restaurant		7,700	218,141
Dreamwors Animation		5,500	134,530
Starwood Hotels		3,000	135,720
Manpower Inc		6,950	387,810
MSC Industrial		7,100	290,177
Mastec Inc		17,750	148,213
Republic Service		9,050	271,500
Wyndham Wrldwide		11,750	276,830
Xerox Corp		14,450	222,964
Yum! Brands Inc		6,950	237,412
			2,451,880

Technology (7.3%)
Arrow Electronic		14,550	497,901
Anixter Intl		3,450	240,396
CACI Intl Inc.		8,524	371,561
Harris Corp		5,350	292,110
NCR Corp		5,000	107,450
Teradata Corp		5,000	119,000
			1,628,418
Transportation (2.4%)
CSX Corp		8,800	426,448
Ryder System		1,950	101,400
			527,848

Utilities (8.7%)
American Electric Power		9,750	416,618
Centerpoint Energy		16,300	260,637
Nstar		9,150	296,735
PG&E Corp		5,350	219,350
Pepco Holdings		11,150	283,879
Wisconsin Energy		10,750	489,448
			1,966,667

Total Common Stocks		(Cost $18,068,597)	21,123,280

Short-Term Obligations (5.5%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
3.44%, due 03/25/08		($1,233,807)	1,233,807

	Total Short-Term Obligations	(Cost $1,233,807)	1,233,807

Total Investments:	100.3%	(Cost $19,292,404)	22,347,080
Other Assets, Less Liabilities:	(0.3)%		(70,842)
Total Net Assets:	100.0%		$22,276,238

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio	January 31, 2008

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	94.5%
AUSTRALIA:	4.1%

	Aust & Nz Banking Group	Banking	45,000	1,068,480
	Bhp Billiton	Metals	47,700	1,602,954
	QBE Insurance Group	Insurance	32,000	812,867
	Rio Tinto Plc	Metals	7,300	2,970,735
	Westpac Banking Corp	Banking	48,000	1,122,326
	Wiener Staedtische	Insurance	30,500	2,347,027
				9,924,389

AUSTRIA:	1.2%

	OMV Ag	Energy	41,600	2,987,105

BELGIUM:	0.4%

	UCB Sa	Health Care	19,000	921,903

BRAZIL:	4.8%

	Banco Do Brasil Sa	Banking	90,000	1,502,343
	Cemex Adr	Building	20,275	548,236
	Cia De Gas De Sao Pa	Utilities	41,000	769,513
	Cia Saneamento Basic	Utilities	73,000	1,542,826
	Cia Vale Do Rio Doce	Metals	103,164	2,649,138
	Itausa-Investimentos	Financial Div.	198,913	1,161,851
	Petroleo Brasileir	Energy	75,200	3,466,916
				11,640,823

CANADA:	7.0%

	Canadian Pacific Rwy	Transportation	27,350	1,827,784
	Canadian Tire Cla Nv	Consumer Retail	25,900	1,664,269
	CGI Group Inc Cl A	Services	88,000	881,619
	CI Financial Income	Financial Div.	50,250	1,086,998
	Encana Corp	Energy	34,000	2,243,391
	Nexen Inc	Energy	44,000	1,260,587
	Petro-Canada	Energy	32,600	1,482,866
	Potash Corp Of Saska	Chemicals	33,100	4,679,830
	Rogers Communicatio	Services	24,400	934,764
	Shoppers Drug Mart	Health Care	18,700	915,286
				16,977,394

CHINA:	0.6%

	China Life Insurance	Insurance	421,800	1,545,602

CZECH REPUBLIC:	0.3%

	Unipetrol	Chemicals	51,500	846,052

DENMARK:	0.2%

	H Lundbeck A/S	Health Care	16,500	400,556

FINLAND:	1.0%

	Nokia Oy	Technology	68,700	2,523,825

FRANCE:	7.7%

	BNP Paribas	Banking	18,900	1,866,481
	Bouygues	Financial Div.	38,900	2,993,577
	Christian Dior	Consumer Staple	29,050	3,214,362
	France Telecom Sa	Communication	91,000	3,210,471
	Saint-Gobain	Industrial	18,800	1,470,329
	Suez Sa	Utilities	40,500	2,473,813
	Veolia Environnement	Utilities	25,650	2,102,474
	Vivendi	Services	35,000	1,406,888
				18,738,395

GERMANY:	10.3%

	Adidas Ag	Consumer Retail	24,500	1,563,992
	Bayer Ag	Chemicals	51,300	4,220,107
	Continental Ag	Consumer Durables	8,850	925,117
	Deutsche Boerse Ag	Services	11,000	1,952,646
	Fresenius Ag Pfd	Health Care	34,800	2,703,828
	Fresenius Medical Ca	Health Care	12,300	631,878
	Hannover Rueckvers	Insurance	45,000	2,019,123
	Muenchener Rueckver	Insurance	11,200	2,031,355
	RWE Ag	Utilities	21,200	2,612,128
	SGL Carbon Ag	Industrial	50,200	2,544,116
	Siemens Ag	Industrial	16,300	2,115,104
	Wincor Nixdorf Ag	Services	20,900	1,619,198
				24,938,592

HONG KONG:	4.3%

	Cheung Kong Infrast	Building	679,000	2,589,367
	China Mobile Hk Ltd	Communication	150,000	2,215,365
	China Resources Pow	Utilities	1,264,000	3,036,128
	CNOOC Ltd	Energy	605,000	874,407
	Hopewell Holdings	Industrial	248,000	1,087,306
	Kingboard Chemicals	Chemicals	166,000	696,320
				10,498,893

INDONESIA:	0.9%

	Astra Intl Tbk Pt	Consumer Durables	421,000	1,266,536
	Gudang Garam Tbk Pt	Consumer Staple	1,099,000	972,945
				2,239,481

IRELAND:	0.6%

	Allied Irish Bank	Banking	39,000	865,262
	Grafton Group	Consumer Retail	81,400	638,249
				1,503,511

ISRAEL:	0.2%

	Israel Discount Bank	Banking	182,000	463,354

ITALY:	1.5%

	ENI Spa	Energy	57,900	1,863,946
	Telecom Italia	Communication	620,000	1,875,066
				3,739,012

JAPAN:	12.4%

	Aisin Seiki Co Ltd	Consumer Durables	53,000	2,141,831
	Brother Industries	Technology	145,000	1,799,073
	Canon	Technology	46,500	2,004,122
	Canon Marketing Japan	Services	65,000	1,068,555
	Central Japan Railway	Transportation	120	1,108,686
	Eisai Co	Health Care	25,000	1,027,148
	Itochu Corp	Industrial	297,000	2,720,550
	Japan Tobacco	Consumer Staple	430	2,286,954
	Kaneka Corp	Chemicals	152,000	1,128,570
	Kawasaki Kisen	Transportation	120,000	1,159,776
	Makita Corp	Capital Goods	35,000	1,298,245
	Matsushita E Ind	Technology	58,000	1,237,877
	Mazda Motor Corp	Consumer Durables	246,000	1,065,401
	Minebea Co Ltd	Technology	196,000	1,043,504
	Ricoh Co Ltd	Technology	86,000	1,341,153
	Sankyo Co Gunma	Services	12,500	666,138
	Santen Pharmaceutic	Health Care	48,000	1,286,520
	Sompo Japan Insuranc	Insurance	24,000	216,986
	Sumitomo Metal Minin	Metals	54,000	906,741
	Sumitomo Realty & De	Financial Div.	40,000	985,096
	Taiyo Yuden Co Ltd	Technology	67,000	784,369
	Yamaha Corp	Services	33,000	679,378
	Yamaha Motor Co	Consumer Durables	97,000	2,190,134
				30,146,807

MALAYSIA:	1.7%

	Hong Leong Bank Bhd	Banking	802,000	1,447,209
	Petronas Dagangan	Energy	256,600	651,790
	Ytl Power Intl Bhd	Utilities	2,661,360	2,069,740
				4,168,739

MEXICO:	2.2%

	America Movil Adr	Communication	60,500	3,622,135
	Desarrolladora Homex	Building	70,000	645,407
	Grupo Elektra Sa	Consumer Retail	43,000	1,025,838
				5,293,380

NETHERLANDS:	2.5%

	Akzo Nobel	Chemicals	19,100	1,411,729
	Heineken Nv	Consumer Staple	44,000	2,469,399
	Philips Elec	Industrial	58,000	2,272,852
				6,153,980

NEW ZEALAND:	0.5%

	Fletcher Building	Building	145,500	1,162,589

NORWAY:	1.4%

	DNB Nor Asa	Banking	159,400	2,077,811
	Orkla Asa	Consumer Staple	95,000	1,252,974
				3,330,785

PHILIPPINES:	0.5%

	Phil. Long Distance	Communication	15,000	1,119,134

POLAND:	0.6%

	Grupa Lotos Sa	Energy	44,800	720,021
	Kghm Polska Miedz Sa	Industrial	20,900	783,031
				1,503,052

RUSSIA:	2.1%

	Oao Gazprom Gdr	Energy	66,200	3,202,173
	Tatneft	Energy	281,000	1,366,644
	Tatneft Gdr	Energy	6,300	632,466
				5,201,283

SINGAPORE:	1.6%

	Jardine Cycle & Carriage	Consumer Retail	78,000	1,085,105
	United Overseas Bank	Banking	221,000	2,737,063
				3,822,168

SOUTH AFRICA:	4.8%

	Absa Group Ltd	Banking	117,000	1,597,085
	African Rainbow Mine	Industrial	59,300	1,210,681
	Anglo American Plc	Industrial	34,762	1,890,406
	Anglo Platinum Ltd	Metals	3,600	519,647
	Arcelormittal Sa	Metals	60,000	1,177,722
	MTN Group Ltd	Communication	61,100	970,323
	Remgro Ltd	Financial Div.	109,000	2,611,836
	Sanlam Limited	Insurance	620,000	1,622,354
				11,600,054

SOUTH KOREA:	4.1%

	Dongkuk Steel Mill	Metals	73,140	3,020,148
	Korea Elec Power	Utilities	34,100	686,433
	KT Corp	Communication	30,000	1,597,284
	LG Chem Ltd	Chemicals	11,300	933,453
	LG Electronics	Technology	13,000	1,269,139
	Posco Adr	Metals	13,150	1,781,825
	S-Oil Corp	Energy	11,000	773,216
				10,061,498

SPAIN:	2.1%

	Banco Santander Sa	Banking	115,000	2,014,950
	Repsol	Energy	93,900	2,991,278
				5,006,228

SWEDEN:	1.9%

	Autoliv Inc	Consumer Durables	29,900	1,501,279
	Nordea Bank Ab	Banking	161,500	2,183,755
	Sandvik Ab	Capital Goods	66,000	950,129
				4,635,163

SWITZERLAND:	1.5%

	Julius Baer Holding	Banking	22,500	1,567,424
	Novartis	Health Care	43,000	2,170,266
				3,737,690

TAIWAN:	1.1%

	AU Optronics Adr	Technology	42,000	695,940
	Chunghwa Picture Tu	Technology	2,110,000	619,074
	Compal Electronics	Technology	726,000	625,013
	Hannstar Display	Technology	1,760,000	642,752
				2,582,779

THAILAND:	0.2%

	Thai Oil Pcl-Frgn	Energy	213,800	522,549

UNITED KINGDOM:	7.9%

	Astrazeneca Plc	Health Care	44,500	1,856,638
	British American Tobacco	Consumer Staple	132,200	4,735,430
	BT Group Plc	Communication	156,900	815,284
	Imperial Tobacco	Consumer Staple	86,000	4,190,780
	Invesco Ltd	Financial Div.	62,500	1,701,250
	Rolls-Royce Group	Aerospace	104,500	987,232
	Royal Dutch Shell B	Energy	83,700	2,896,296
	Standard Chartered	Banking	59,000	1,962,582
				19,145,492

Total Common Stocks		(Cost $198,748,331)		229,082,257

SHORT TERM OBLIGATIONS:	15.6%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 2.00%, due 02/01/08		$12,901,968	12,901,968

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		24,862,420	24,862,420
Total Short Term Obligations		(Cost $37,764,388)		37,764,388

Total Investments	110.0%	(Cost $236,497,937)		266,846,645
Other Assets, Less Liabilities:	(10.0)%			(24,348,708)
Total Net Assets:	100.0%			$242,497,937

Item 2.	Controls and Procedures.

(a)

Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	March 28, 2008

By:	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:	March 28, 2008